Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds — 88.1%

Airport — 8.8%
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	$200,000	$230,556
Series B Insured: AGM
5.000%, due 6/1/32	200,000	230,556
New York Transportation Development Corp., Revenue Bonds
Series A Insured: AGC
5.250%, due 12/31/54	250,000	264,372
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	500,831
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	558,427
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series E
5.000%, due 5/1/36	500,000	521,764
		2,306,506
Development — 1.9%
California Statewide Communities Development Authority, Special Assessment
Series C
5.000%, due 9/2/34	500,000	521,458

Education — 3.8%
California Infrastructure & Economic Development Bank, Revenue Bonds
Series B
5.000%, due 11/1/34	325,000	368,180
5.000%, due 11/1/41	275,000	300,563
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	350,002
		1,018,745
General — 22.9%
California Community Choice Financing Authority, Revenue Bonds
5.500%, due 10/1/54(a)(b)	995,000	1,077,405
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	995,604
Series G
5.000%, due 11/1/55(a)(b)	500,000	526,463
Cathedral City Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
4.000%, due 8/1/32	140,000	143,813
Central Valley Energy Authority, Revenue Bonds
5.000%, due 12/1/55(a)(b)	500,000	544,488
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	623,857
Commonwealth of Puerto Rico, Notes,
due 11/1/51(a)(b)	99,683	44,857
M-S-R Energy Authority, Revenue Bonds
Series B
7.000%, due 11/1/34	650,000	798,358
	Principal Amount	Value
Municipal Bonds (continued)

General (continued)
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	$585,000	$591,961
Series F
5.000%, due 1/1/30	750,000	791,535
		6,138,341
General Obligation — 9.3%
City of Menlo Park CA, General Obligation Bonds
2.000%, due 8/1/33	420,000	360,565
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	249,457
5.625%, due 7/1/29	500,000	536,528
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	724,498
State of California, General Obligation Bonds
Insured: AGM
5.250%, due 8/1/32	550,000	628,782
		2,499,830
Higher Education — 2.3%
University of California, Revenue Bonds
Series AO
3.250%, due 5/15/29	500,000	500,632
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,187
		620,819
Housing — 4.7%
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	412,660
California Municipal Finance Authority, Revenue Bonds
Series A
5.000%, due 8/15/30	325,000	353,848
5.250%, due 8/15/53	500,000	518,707
		1,285,215
Medical — 6.7%
California Health Facilities Financing Authority, Revenue Bonds
3.000%, due 8/15/54(a)(b)	250,000	250,025
Series B
5.000%, due 11/1/54(a)(b)	500,000	555,699
California Municipal Finance Authority, Revenue Bonds
Series A
3.000%, due 7/1/28	500,000	484,498
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	505,789
		1,796,011
Mello-Roos — 2.3%
Romoland School District, Special Tax
5.000%, due 9/1/32	110,000	117,925
5.000%, due 9/1/34	135,000	145,148
Series 1
5.000%, due 9/1/46	370,000	383,228
		646,301
Multifamily Housing — 0.9%
California Housing Finance Agency
Series 2021-2 A
3.750%, due 3/25/35	238,722	235,813

Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pollution — 1.9%
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	$500,000	$513,402

School District — 14.0%
Alhambra Unified School District, General Obligation Bonds
Series B
5.250%, due 8/1/40	500,000	568,502
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	789,458
Fairfield-Suisun Unified School District, General Obligation Bonds
2.000%, due 8/1/29	500,000	462,433
Fremont Union High School District, General Obligation Bonds
Series A
3.000%, due 8/1/39	255,000	232,720
Los Angeles Unified School District, General Obligation Bonds
Series A
5.000%, due 7/1/26	500,000	515,805
Novato Unified School District, General Obligation Bonds
Series B
2.000%, due 8/1/33	500,000	431,257
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	474,796
Santa Ana Unified School District, General Obligation Bonds
Series B Insured: AGC
4.160%, due 8/1/33(c)	400,000	281,824
		3,756,795
Tobacco Settlement — 1.0%
California County Tobacco Securitization Agency, Revenue Bonds
Series A
4.000%, due 6/1/36	275,000	276,772

Transportation — 3.0%
Alameda Corridor Transportation Authority, Revenue Bonds
Series B Insured: AGM
3.000%, due 10/1/34	250,000	227,925
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31	500,000	568,279
		796,204
Water — 4.6%
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series 1
3.125%, due 9/1/26	200,000	200,141
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
5.000%, due 7/1/30	500,000	525,424
	Principal Amount	Value
Municipal Bonds (continued)

Water (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds
1.000%, due 10/1/25	$500,000	$491,033
		1,216,598
Total Municipal Bonds
(Cost $23,212,612)		23,628,810

	Shares	Value
Short-Term Investment — 11.0%

Money Market Fund — 11.0%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.26%(d)
(Cost $2,963,694)	2,963,694	2,963,694

Total Investments — 99.1%
(Cost $26,176,306)		26,592,504
Other Assets and Liabilities, Net — 0.9%		237,292
Net Assets — 100%		$26,829,796

1

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2025.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at January 31, 2025.

1

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
IBC	- Insured Bond Certificate
NATL	- National Public Finance Guarantee Corp.

Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$23,628,810	$—	$23,628,810
Short-Term Investment:
Money Market Fund	2,963,694	—	—	2,963,694
Total Investments in Securities	$2,963,694	$23,628,810	$—	$26,592,504

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2025, the fund did not have any transfers into or out of level 3 within the fair value hierarchy.